UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   12-31-01

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                   entries

Institutional Investment Manager Filing this Report:

Name:             J. V. BRUNI AND COMPANY
Address:          1528 N. Tejon Street
                  Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:           (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            02-06-02

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0

Form 13F Information Table Entry Total:	                         41

Form 13F Information Table Value Total:                     204,789
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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



                                                                                                   FORM 13F INFORMATION TABLE

                                                              SHRS OR
                                                              PRN AMT;
                                                              SH/PRN;
       NAME OF ISSUE     TITLE OF CLASS  CUSIP       (X$1000) PUT/CALL DISCRETION MANAGERS   VOTING AUTHORITY
                                                                                            SOLE  SHARED  NONE
Affiliated Managers Group      Com     008252108      15,934  226,078SH   SOLE      N/A     26,890  0     199,188
Allied Cap Corp New            Com     01903Q108      11,111  427,334SH   SOLE      N/A     50,286  0     377,048
American Capital Strategies    Com     024937104       7,964  280,926SH   SOLE      N/A     35,246  0     245,680
AOL Time Warner Inc.           Com     00184A105       3,253  101,336SH   SOLE      N/A     11,324  0      90,012
Arrow Electrs Inc.             Com     042735100       8,884  297,139SH   SOLE      N/A     37,264  0     259,875
Avnet Inc                      Com     053807103       6,344  249,094SH   SOLE      N/A     34,074  0     215,020
Calpine Corp                   Com     131347106       5,304  315,930SH   SOLE      N/A     43,400  0     272,530
CareCentric Inc                Com     14166Y106          14   24,121SH   SOLE      N/A      2,356  0      21,765
Clayton Homes Inc              Com     184190106      10,107  591,080SH   SOLE      N/A     78,200  0     512,880
Covenant Trans Inc             Cl A    22284P105       6,867  430,262SH   SOLE      N/A     53,640  0     376,622
Del Monte Foods Co             Com     24522P103       4,524  531,560SH   SOLE      N/A     72,420  0     459,140
Duratek Inc                    Com     26658Q102       2,627  587,630SH   SOLE      N/A     71,417  0     516,213
EEX Corp                     Com New   26842V207       1,087  590,945SH   SOLE      N/A    102,295  0     488,650
Equity Office Properties Tr    Com     294741103       5,194  172,666SH   SOLE      N/A     22,175  0     150,491
Equity Residential Pptys Tr Sh Ben Int 29476L107         696   24,254SH   SOLE      N/A        600  0      23,654
Exxon Mobil Corp               Com     30231G102         202    5,152SH   SOLE      N/A          0  0       5,152
Gladstone Capital Corp         Com     376535100       2,811  151,950SH   SOLE      N/A     18,090  1     133,860
Intrawest Corporation          Com     460915200       8,039  459,392SH   SOLE      N/A     54,964  0     404,428
Key Energy Svcs Inc            Com     492914106       5,076  551,740SH   SOLE      N/A     75,430  0     476,310
Kimco Realty Corp              Com     49446R109       6,351  194,272SH   SOLE      N/A     17,720  0     176,552
Level 3 Communications Inc     Com     52729N100       2,212  442,460SH   SOLE      N/A     63,280  0     379,180
Manufactured Home Cmntys In    Com     564682102         490   15,685SH   SOLE      N/A          0  0      15,685
Mestek Inc                     Com     590829107       3,256  137,658SH   SOLE      N/A     13,720  0     123,938
NCI Building Sys Inc           Com     628852105       9,587  541,658SH   SOLE      N/A     63,944  0     477,714
Nabors Inds Inc                Com     629568106       7,494  218,292SH   SOLE      N/A     25,178  0     193,114
Natco Group Inc.               Cl A    63227W203         544   77,690SH   SOLE      N/A     23,340  0      54,350
Palm Harbor Homes              Com     696639103       6,992  291,942SH   SOLE      N/A     34,258  0     257,684
Public Storage Inc             Com     74460D109         684   20,465SH   SOLE      N/A      1,720  0      18,745
Radian Group Inc               Com     750236101      15,638  364,090SH   SOLE      N/A     39,368  0     324,722
Rouse Co                       Com     779273101       8,081  275,891SH   SOLE      N/A     31,530  0     244,361
SL Green Rlty Corp             Com     78440X101       1,423   46,328SH   SOLE      N/A      2,710  0      43,618
Schuff International Inc       Com     808156103         237   81,790SH   SOLE      N/A     24,570  0      57,220
Security Cap Group Inc         Cl B    81413P204       3,330  131,250SH   SOLE      N/A      6,460  0     124,790
Smithway Mtr Xpress Corp       Cl A    832653109         120   64,734SH   SOLE      N/A     20,228  0      44,506
Triad Gty Inc                  Com     895925105       7,974  219,862SH   SOLE      N/A     28,090  0     191,772
Transport Corp of Amer Inc     Com     89385P102       1,290  234,511SH   SOLE      N/A     30,018  0     204,493
USFreightways Corp             Com     916906100       7,342  233,806SH   SOLE      N/A     24,930  0     208,876
Weatherford Intl Inc           Com     947074100       6,523  175,062SH   SOLE      N/A     19,940  0     155,122
Wells Fargo & Co New           Com     949746101       4,156   95,661SH   SOLE      N/A      9,895  0      85,766
Westport Res Corp New          Com     961418100       3,339  192,458SH   SOLE      N/A     28,799  0     163,659
Westport Res Corp New        Pfd Conv  961418209       1,688   95,350SH   SOLE      N/A      3,580  0      91,770
